Statements of Changes in Stockholders' Deficiency Equity - CAD ($)	Issued capital [member]	Equity Portion Of Convertible Debentures Reserve [Member]	Warrant reserve [member]	Options [Member]	Share Subscription [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2023	$ 27,736,269	$ 33,706	$ 24,000			$ (28,141,037)	$ (620,062)
Beginning balance, shares at Dec. 31, 2023	13,745,947
IfrsStatementLineItems [Line Items]
Net loss for the period						(68,295)	(68,295)
Shares Subscription received					9,000		9,000
Share-based payment				50,265			50,265
Ending balance, shares at Mar. 31, 2024	13,745,947
Ending balance, value at Mar. 31, 2024	$ 27,736,269	33,706	24,000	50,265	9,000	(28,482,332)	(629,092)
IfrsStatementLineItems [Line Items]
Net loss for the period						(140,698)	(140,698)
Share-based payment				41,423			41,423
Ending balance, shares at Dec. 31, 2024	15,205,947
IfrsStatementLineItems [Line Items]
Private placement, net of issuance of costs	$ 120,343		24,157		(9,000)		135,500
Private placement, net of issuance of costs, shares	1,460,000
Ending balance, value at Dec. 31, 2024	$ 27,856,612	33,706	48,157	91,688		(28,623,030)	(592,867)
IfrsStatementLineItems [Line Items]
Net loss for the period						(25,505)	(25,505)
Share-based payment				7,410			7,410
Ending balance, shares at Mar. 31, 2025	15,205,947
Ending balance, value at Mar. 31, 2025	$ 27,856,612	$ 33,706	$ 48,157	$ 99,098		$ (28,648,535)	$ (610,962)